Cover	12 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Procter & Gamble Co
Amendment Flag	false
Entity Central Index Key	0000080424
EBP 1-4-1 Plan
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Procter & Gamble Co
Amendment Flag	false
Entity Central Index Key	0000080424